Interests in Other Entities (Tables)	6 Months Ended
Dec. 31, 2023
Controlled Entities [Abstract]
Schedule of Subsidiaries	The country of incorporation or registration is also their principal place of business.
		Ownership interest held by the group
Name of entity	Place of business/ country of incorporation	31 December 2023%	31 December 2022%
Immuron Inc.	United States	100	100
Immuron Canada Limited	Canada	100	100
Anadis EPS Pty Ltd	Australia	100	100

Schedule of Financial Information for Associates
	31 December	31 December
	2023	2022
Summarised statement of comprehensive income	$	$
Revenue from contracts with customers	417,535	9,692
Cost of sales of goods	(63,758)	(3,307)
Gross profit	353,777	6,385
Other (losses)/gains – net	217,901	(11,164)
General and administrative expenses	(634,577)	(354,313)
Research and development expenses	(119,672)	(23,085)
Selling and marketing expenses	(979,151)	(154,628)
Operating loss	(1,161,722)	(536,805)
Finance costs - net	3,691	338
Loss before income tax	(1,158,031)	(536,467)
Income tax expense	-	-
Loss after income tax	(1,158,031)	(536,467)
The group’s share of loss for the period - 17.5% (2022: 17.1%)	(202,655)	(91,736)
		31 December
	Note	2023
Recognised in:
Investments accounted for using the equity method		(159,066)
Financial assets - Ateria consideration receivable	4(b)(ii)	(43,589)
		(202,655)
	Consolidated entity
	31 December 2023	30 June
Reconciliation of the consolidated entity’s carrying amount		$2023
Opening carrying amount	159,066	-
Investment in Ateria Health Limited	-	404,117
Acquisition of shares	-	79,289
Share of loss after income tax	(159,066)	(324,340)
	-	159,066